Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 158,170	$ 114,415
Short-term investment (note 4)	18,908
Restricted cash	0	1,549
Accounts receivable – net (note 5)	74,464	66,205
Income tax receivable	2,999
Inventories (note 6)	25,091	19,618
Prepaid expenses and deposits (including prepaid expenses to a related party of 2018 - $354, 2017 - $366) (note 11 (b))	4,543	2,101
Total current assets	284,175	203,888
Property, plant and equipment – net (note 8)	70,920	76,430
Prepaid land lease payments (note 9)	8,304	9,028
Long–term inventories (note 7)	90
Long–term prepaid expenses to a related party (note 11(b))	23	25
Prepayments for acquisition of equipment	470	528
Deferred tax assets (note 13)	5,798	9,320
Total assets	369,780	299,219
Current liabilities
Short-term bank loans (note 10)	3,321	18,152
Accounts payable and accrued liabilities (note 12)	49,991	59,418
Income tax payable		8,862
Deferred revenue (note 14)	2,907	4,073
Deferred government grants (note 15)	1,986	2,038
Total current liabilities	58,205	92,543
Deferred government grants (note 15)	5,961	4,474
Long-term bank loans (note 10)	3,890	14,849
Deferred revenue (note 14)	90
Loan from a non-controlling shareholder (note 11 (a))	6,705	7,070
Other non-current liabilities (note 13)	3,001	3,143
Total long-term liabilities	19,647	29,536
Total liabilities	77,852	122,079
Commitments and contingencies (notes 16 and 22)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 17) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 71,139,402 (2016 -57,011,761)	71	57
Additional paid-in capital	204,998	115,339
Accumulated other comprehensive income (loss)	(2,099)	7,075
Statutory surplus reserves (note 19)	26,643	19,549
Accumulated earnings	23,820	9,132
Total shareholders' equity	253,433	151,152
Non-controlling interests	38,495	25,988
Total equity	291,928	177,140
Total liabilities and equity	$ 369,780	$ 299,219